Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Public Utility Property, Plant, and Equipment [Table Text Block]
Useful Life
Office equipment	3 years
Office furniture and fixtures	3 - 5 years
Leasehold improvements	lesser of lease term or expected useful life